CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 105,078	$ 98,714
Marketable securities	15,900	72,994
Short-term bank deposits	136,282	104,073
Trade receivables, net	35,023	16,823
Other current assets and prepaid expenses	11,004	14,242
Inventories	13,220	14,030
Total current assets	316,507	320,876
LONG-TERM INVESTMENTS:
Marketable securities	71,398	29,523
Long-term bank deposits	131,922	114,354
Other assets	2,830	2,171
Total long-term investments	206,150	146,048
Property and equipment, net	16,452	15,632
Operating lease right-of-use assets	15,625	18,456
Intangible assets, net	7,782	11,750
Goodwill	68,008	68,008
Other long-term assets	40,641	37,906
Total assets	671,165	618,676
CURRENT LIABILITIES:
Trade payables	7,234	5,581
Deferred revenues	112,054	106,303
Operating lease liabilities	5,051	4,750
Employees and payroll accruals	36,784	32,023
Other payables and accrued expenses	33,160	19,813
Total current liabilities	194,283	168,470
LONG-TERM LIABILITIES:
Deferred revenues	65,764	64,708
Operating lease liabilities	11,970	13,519
Other long-term liabilities	8,464	14,904
Total long-term liabilities	86,198	93,131
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of New Israeli Shekel (“NIS”) 0.05 par value - Authorized: 90,000,000 at December 31, 2025 and 2024; Issued: 64,059,411 and 63,008,264 shares at December 31, 2025 and 2024, respectively; Outstanding: 43,145,971 and 42,554,602 shares at December 31, 2025 and 2024, respectively	770	754
Additional paid-in capital	578,652	555,154
Treasury shares 20,913,440 and 20,453,662 of ordinary shares at December 31, 2025 and 2024, respectively	(377,561)	(366,588)
Accumulated other comprehensive income	1,393	1,103
Retained earnings	146,107	125,850
Total Radware Ltd. shareholders' equity	349,361	316,273
Non-controlling interest	41,323	40,802
Total shareholders’ equity	390,684	357,075
Total liabilities and shareholders’ equity	$ 671,165	$ 618,676